Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	2016	2015
Deferred gain on sale-leasebacks (a)	$194,322	$163,554
Other	21,897	—
Other long-term liabilities	216,219	163,554
Current portion	(21,115)	(15,471)
Other long-term liabilities	$195,104	$148,083

(a)	Deferred gain on sale-leasebacks:

In March and May 2016, the Company entered into sale-leaseback transactions with Asian special purpose companies (“SPCs”), for one 10000 TEU vessel, the MOL Benefactor, and one 14000 TEU vessel, the YM Width. The sale-leaseback transactions provided total gross proceeds of $254,000,000 upon delivery of the vessels. Under the transactions, the Company sold the vessels to the SPCs and leased the vessels back from the SPCs over a term of 11 or 12 years, with an option to purchase the vessel at the nine year or nine year and six month anniversary of the lease for a pre-determined fair value purchase price.

In September 2016, the Company entered into a sale-leaseback transaction with SPCs for one 10000 TEU vessel, the Maersk Genoa, for gross proceeds of $100,000,000.  Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of nine years, with an option to purchase the vessel at the end of the lease term for a pre-determined fair value purchase price.  If the purchase option is not exercised, the lease term may be extended for an additional two years, at the option of the SPCs.

The sale of these three vessels resulted in a deferred gain totaling approximately $50,921,000 which is being recorded as a reduction of the related operating lease expense over the 11 or 12 year lease term.

During 2015, the Company financed one 10000 TEU and three 14000 TEU newbuilding vessels through lease financing arrangements with Asian SPCs. The lease financing arrangements provided total gross financing proceeds of $542,000,000.  Under the lease financing arrangements, the Company sold the vessels to the SPCs and is leasing the vessels back from the SPCs over an initial term of approximately 8.5 or 9.5 years, with an option to purchase the vessels at the end of the lease term for a pre-determined fair value purchase price. If the purchase option is not exercised, the lease terms will be automatically extended for an additional two or 2.5 years.  The sale of these four vessels resulted in a deferred gain totaling approximately $117,482,000 which is being recorded as a reduction of the related operating lease expense over 10.5 years or 12 years, representing the initial lease term plus extensions.